Document And Entity Information	Aug. 28, 2026
Document Information [Line Items]
Entity Central Index Key	0000719413
Entity Registrant Name	HECLA MINING CO/DE/
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 28, 2026
Entity File Number	1-8491
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6500 North Mineral Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Coeur D'Alene
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83815-9408
City Area Code	(208)
Local Phone Number	769-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	77-0664171
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.25 per share
Trading Symbol	HL
Security Exchange Name	NYSE
Convertible Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Cumulative Convertible Preferred Stock, par value $0.25 per share
Trading Symbol	HL-PB
Security Exchange Name	NYSE